CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Operating activities
Earnings	$ 3,333	$ 3,266	$ 2,309
Depreciation and amortization	3,246	3,163	2,240
Deferred income tax (recovery)/expense	(148)	(2,877)	43
Changes in unrealized (gain)/loss on derivative instruments, net (Note 24)	903	(1,242)	(509)
Earnings from equity investments	(1,509)	(1,102)	(656)
Distributions from equity investments	1,539	1,264	827
Impairment of long-lived assets	1,104	4,463	1,620
Goodwill impairment	1,019	102	0
(Gain)/loss on dispositions	8	(120)	(848)
Other	92	79	547
Changes in operating assets and liabilities (Note 27)	915	(338)	(368)
Net cash provided by operating activities	10,502	6,658	5,205
Investing activities
Capital expenditures	(6,806)	(8,287)	(5,128)
Long-term investments	(1,312)	(3,586)	(514)
Distributions from equity investments in excess of cumulative earnings	1,277	125	0
Additions to intangible assets	(540)	(789)	(127)
Acquisitions	0	0	(644)
Cash acquired in Merger Transaction (Note 8)	0	682	0
Proceeds from dispositions	4,452	628	1,379
Reimbursement of capital expenditures	0	212	0
Other	(88)	(22)	(118)
Net cash used in investing activities	(3,017)	(11,037)	(5,152)
Financing activities
Net change in short-term borrowings (Note 18)	(420)	721	(248)
Net change in commercial paper and credit facility draws	(2,256)	(1,249)	(2,297)
Debenture and term note issues, net of issue costs	3,537	9,483	4,080
Debenture and term note repayments	(4,445)	(5,054)	(1,946)
Sale of noncontrolling interest in subsidiary	1,289	0	0
Purchase of interest in consolidated subsidiary	0	(227)	0
Contributions from noncontrolling interests	24	832	28
Distributions to noncontrolling interests	(857)	(919)	(720)
Contributions from redeemable noncontrolling interests	70	1,178	591
Distributions to redeemable noncontrolling interests	(325)	(247)	(202)
Sponsored Vehicle buy-in cash payment	(64)	0	0
Preference shares issued	0	489	737
Redemption of preferred shares	(210)	0	0
Common shares issued	21	1,549	2,260
Preference share dividends	(364)	(330)	(293)
Common share dividends	(3,480)	(2,750)	(1,150)
Other	(23)	0	0
Net cash (used in)/provided by financing activities	(7,503)	3,476	840
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	68	(72)	(19)
Net increase/(decrease) in cash and cash equivalents and restricted cash	50	(975)	874
Cash and cash equivalents and restricted cash at beginning of year	587	1,562	688
Cash and cash equivalents and restricted cash at end of year	637	587	1,562
Supplementary cash flow information
Cash paid for income taxes	277	172	194
Cash paid for interest, net of amount capitalized	2,508	2,668	1,820
Property, plant and equipment non-cash accruals	$ 847	$ 889	$ 773